Share Option Schemes	6 Months Ended
Jun. 30, 2019
Disclosure of classes of share capital [abstract]
Share Option Schemes
16.	SHARE OPTION SCHEMES

The Company has adopted the share option schemes for the grant of options to the Company’s directors, senior management and other eligible grantees:

(i)	Pre-Global Offering Share Option Scheme (expired in 2011);

(ii)	2001 Share Option Scheme (expired in 2011);

(iii)	2002 Share Option Scheme (expired in 2015); and

(iv)	2005 Share Option Scheme (as defined in the “Other Information” section).

Details of these share option schemes are disclosed in the “Other Information” section in the interim report.

During the six months ended 30 June 2019, the movements in the options granted under all of the above share option schemes were as follows:

	Number of share options	Weighted average exercise price HK$

Outstanding as at 1 January 2019	67,907,000	11.44
Forfeited during the period	(1,086,000)	12.70
Expired during the period	(30,900,000)	9.93

Outstanding as at 30 June 2019	35,921,000	12.70

Exercisable as at 30 June 2019	35,921,000	12.70

No share options had been cancelled during the six months ended 30 June 2019.

As at 30 June 2019, the share options outstanding under these share option schemes represented approximately 0.08% of the Company’s shares in issue as at that date (31 December 2018: 0.15%).

No right to subscribe for equity or debt securities of the Company was granted by the Company to, nor have any such rights been exercised by, any other person during the six months ended 30 June 2019.